UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21897

Manager Directed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Douglas J. Neilson, President
Manager Directed Portfolios
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 287-3101
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2018

Date of reporting period:  June 30, 2018

Item 1. Reports to Stockholders.

Vert Global Sustainable Real Estate Fund

Annual Report
June 30, 2018

Vert Global Sustainable Real Estate Fund

Table of Contents

Letter to Shareholders	3

Investment Highlights	5

Portfolio Characteristics	6

Schedule of Investments	7

Statement of Assets and Liabilities	12

Statement of Operations	13

Statement of Changes in Net Assets	14

Financial Highlights	15

Notes to Financial Statements	16

Report of Independent Registered Public Accounting Firm	26

Expense Example	27

Notice to Shareholders	29

Trustees and Officers	30

Privacy Notice	33

Letter to Shareholders
Vert Global Sustainable Real Estate Fund

Management’s Discussion of Fund Performance for the period ending June 30, 2018.

The Vert Global Sustainable Real Estate Fund (the “Fund”) launched on October 31st 2017.  For the 8 months from inception to June 30, 2018, the Fund increased 1.79%. Over that same 8 months, S&P Global REIT Index (the “Index”) increased 3.97%.

The difference in return between the Fund and the Index is within bounds of expectations.  The Fund is designed to invest in real estate securities, including Real Estate Investment Trusts (“REITs”), that exhibit strong sustainability credentials, rather than capture the entire asset class represented by the Index.  As such, the Fund only holds about 100 stocks, where the Index holds over 400.  The stocks held by the Fund are selected on Environmental, Social, and Governance criteria established by Vert Asset Management.  Detailed attribution analysis shows that the difference in performance between the Fund and the Index comes almost exclusively from this preference for the most sustainable stocks in security selection.

During the fiscal period ended June 30, 2018, the Fund held Equinix, a data center REIT that is not held by the Index. Equinix is included in the Fund because it’s a winner of multiple sustainability awards and a member of the RE100. The RE100 is a voluntary group of companies committed to using 100% Renewable Energy. The Index does not include it because of an accounting technicality, but the Fund holds it because of its leadership position in data centers, and its  strong commitment to sustainability. Equinix has had negative returns since inception of the Fund, and therefore contributed to underperformance during the period ended June 30, 2018.

Many Self Storage REITs, like Public Storage and Extra Space Storage, did very well over the past 6 months, and our Fund underperformed for not holding them, particularly as they are large cap stocks with big weights in the Index.  We don’t find anything particularly wrong with their business line, but we have not seen these companies demonstrate a strong commitment to sustainability.  The Fund holds Big Yellow, a UK Self Storage REIT, that does well on energy and emissions reduction, and this benefited the Fund during the period ended June 30, 2018.

Japanese REITs have been some of the best performers in the REIT sector since the Fund’s inception. The Fund was underweight Japan relative to the Index during the period ended June 30, 2018, so did not benefit from their strength as much.  On the flip side, UK REITs also had strong performance during the period, and our Fund was relatively overweight so it benefited.

The Investment Research Group continues to search for sustainable REITs to add to the Fund and improve diversification.  In the past few months, the Fund has added 3 new REITs in the Specialized REIT sector. Five new Japanese REITs were also bought and now the country weight in Japan is closer to that of the Index.

Overall, the Fund is performing in line with expectations.  We believe nothing suggests the more sustainable companies should underperform for the long term.  The Fund should be expected to perform differently to the Index because of the Fund’s mandate to invest in sustainable companies. The Fund will remain committed to investing on an Environmental, Social and Governance basis.

Vert Global Sustainable Real Estate Fund

Vert Asset Management is the Adviser to the Vert Global Sustainable Real Estate Fund which is distributed by Quasar Distributors, LLC.

The S&P Global REIT Index is a float-adjusted market cap weighted index that serves as a comprehensive benchmark of publicly traded equity REITs listed in both developed and emerging markets.

Mutual fund investments involve risk. Principal loss is possible. Investors should be aware of the risks involved with investing in a fund concentrating in REITs and real estate securities, such as declines in the value of real estate and increased susceptibility to adverse economic or regulatory developments. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. A REIT’s share price may decline because of adverse developments affecting the real estate industry. REITs may be subject to special tax rules and may not qualify for favorable federal tax treatment which could have adverse tax consequences. The Fund’s focus on sustainability may limit the number of investment opportunities available to the fund and at time the fund may under perform funds that are not subject to similar investment considerations. Diversification does not assure a profit or protect against loss in a declining market.

Must be preceded or accompanied by a prospectus.

It is not possible to invest directly in an index.

Fund holdings are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of Fund holdings please view the Schedule of Investments.

Opinions expressed are subject to change, are not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Vert Global Sustainable Real Estate Fund
Investment Highlights (Unaudited)

Comparison of the Change in Value of a Hypothetical $10,000 Investment
in the Vert Global Sustainable Real Estate Fund – Institutional Shares and
S&P Global REIT Index

Since Inception
Total Return Period Ended June 30, 2018:	(10/31/2017)
Vert Global Sustainable Real Estate Fund – Institutional Shares	1.79%
S&P Global REIT Index	3.97%

Expense ratios*:  Gross 1.07%, Net 0.50% (Institutional Shares)

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-844-740-VERT.

This chart illustrates the performance of a hypothetical $10,000 investment made in the Fund on October 31, 2017, the Fund’s inception date.  Returns reflect the reinvestment of dividends and capital gain distributions.  The performance data and expense ratios shown reflect a contractual fee waiver made by the Adviser, currently, through September 20, 2020.  In the absence of fee waivers, returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares.  This chart does not imply any future performance. A redemption fee of 1.00% of the total redemption amount (calculated at market value) may be imposed if shares are sold within 180 days of the purchase of such shares. This fee will apply to redemptions processed for the purpose of receiving redemption proceeds or processing an exchange between the Funds.

* The expense ratios presented are from the most recent prospectus.

Vert Global Sustainable Real Estate Fund

PORTFOLIO CHARACTERISTICS
at June 30, 2018 (Unaudited)

COUNTRY ALLOCATION OF PORTFOLIO ASSETS
at June 30, 2018 (Unaudited)

United States	64.8%
France	9.3%
United Kingdom	8.2%
Australia	8.2%
Japan	5.7%
Singapore	1.3%
Belgium	0.6%
Canada	0.5%
Netherlands	0.3%
Germany	0.2%
Guernsey	0.1%
Short-Term Investments and Other	0.8%

Percentages represent market value as a percentage of net assets.

Vert Global Sustainable Real Estate Fund

SCHEDULE OF INVESTMENTS
at June 30, 2018

	Number of
REITS – 99.2%	Shares	Value

REAL ESTATE – 99.2%

Diversified REITs – 11.9%
Activia Properties, Inc. (c)	7	$32,077
American Assets Trust, Inc.	572	21,902
Cofinimmo SA (c)	228	28,117
Covivio (c)	458	47,588
Empire State Realty Trust, Inc.	1,874	32,046
Forest City Realty Trust, Inc.	2,477	56,500
Gecina SA (c)	653	109,089
Growthpoint Properties Australia Ltd. (c)	1,838	4,906
Hulic REIT, Inc. (c)	7	10,845
ICADE SA (c)	478	44,774
Kenedix Office Investment Corp. (c)	5	31,037
Land Securities Group PLC (c)	10,125	127,558
LondonMetric Property PLC (c)	8,368	20,391
Mirvac Group (c)	44,773	71,861
Nomura Real Estate Master Fund, Inc. (c)	51	71,998
Schroder Real Estate Investment Trust Ltd. (c)	6,283	5,116
Sekisui House Residential Investment Corp. (c)	24	15,905
Stockland (c)	30,343	89,154
The GPT Group (c)	21,599	80,813
Tokyu REIT, Inc. (c)	10	13,468
Washington Real Estate Investment Trust	864	26,205
		941,350
Health Care REITs – 6.9%
Ventas, Inc.	4,381	249,498
Welltower, Inc.	4,657	291,947
		541,445
Hotel & Resort REITs – 3.7%
Chesapeake Lodging Trust	906	28,666
DiamondRock Hospitality Co.	1,822	22,374
Hersha Hospitality Trust	600	12,870
Host Hotels & Resorts, Inc.	9,278	195,488
Pebblebrook Hotel Trust	890	34,532
		293,930

The accompanying notes are an integral part of these financial statements.

Vert Global Sustainable Real Estate Fund

SCHEDULE OF INVESTMENTS (Continued)
at June 30, 2018

	Number of
REITS – 99.2% (Continued)	Shares	Value

REAL ESTATE – 99.2% (Continued)

Industrial REITs – 7.3%
Industrial & Infrastructure Fund Investment Corp. (c)	16	$17,831
Nippon Prologis REIT, Inc. (c)	21	43,584
Prologis, Inc.	5,935	389,870
Segro PLC (c)	13,812	121,640
		572,925
Office REITs – 18.4%
Allied Properties Real Estate Investment Trust (c)	700	22,284
Alstria Office REIT-AG (c)	1,268	19,051
Befimmo SA (c)	314	19,361
Boston Properties, Inc.	1,956	245,322
Brandywine Realty Trust	2,321	39,178
CapitaLand Commercial Trust (c)	27,800	33,853
Cromwell Property Group (c)	21,443	17,760
Columbia Property Trust, Inc.	1,545	35,087
Corporate Office Properties Trust	1,031	29,889
Cousins Properties, Inc.	5,455	52,859
Derwent London PLC (c)	1,403	57,400
Dexus Property Group (c)	12,386	89,027
Douglas Emmett, Inc.	2,123	85,302
Dream Office Real Estate Investment Trust (c)	900	16,040
Equity Commonwealth (a)	1,304	41,076
Franklin Street Properties Corp.	931	7,969
Government Properties Income Trust	1,497	23,727
Great Portland Estates PLC (c)	3,390	31,941
Hudson Pacific Properties, Inc.	1,868	66,183
Ichigo Office REIT Investment Corp. (c)	7	5,602
Investa Office Fund (c)	4,724	18,276
Japan Excellent, Inc. (c)	10	12,883
Japan Prime Realty Investment Corp. (c)	12	43,595
Keppel REIT (c)	22,800	18,415
Kilroy Realty Corp.	1,172	88,650
Mori Hills REIT Investment Corp. (c)	18	23,107
Nippon Building Fund, Inc. (c)	17	98,061
Piedmont Office Realty Trust, Inc.	1,783	35,535

The accompanying notes are an integral part of these financial statements.

Vert Global Sustainable Real Estate Fund

SCHEDULE OF INVESTMENTS (Continued)
at June 30, 2018

	Number of
REITS – 99.2% (Continued)	Shares	Value

REAL ESTATE – 99.2% (Continued)

Office REITs – 18.4% (Continued)
Vornado Realty Trust	2,145	$158,558
Workspace Group PLC (c)	1,520	21,606
		1,457,597
Residential REITs – 11.0%
AvalonBay Communities, Inc.	1,736	298,401
Education Realty Trust, Inc.	759	31,498
Equity LifeStyle Properties, Inc.	1,080	99,252
Equity Residential	4,624	294,503
Morguard Real Estate Investment Trust	500	5,036
NexPoint Residential Trust, Inc.	70	1,991
Sun Communities, Inc.	1,023	100,131
The UNITE Group PLC (c)	3,120	35,404
UMH Properties, Inc.	134	2,057
		868,273
Retail REITs – 23.5%
Alexander’s, Inc.	24	9,183
Altarea (c)	68	16,160
CapitaLand Mall Trust (c)	33,900	51,530
Frontier Real Estate Investment Corp. (c)	4	16,074
Hammerson PLC (c)	10,652	73,205
Kenedix Retail REIT Corp. (c)	7	15,466
Kimco Realty Corp.	4,950	84,101
Klepierre SA (c)	2,913	109,451
Mercialys SA (c)	952	16,567
Regency Centers Corp.	1,949	120,994
Scentre Group (c)	64,357	209,099
Shaftesbury PLC (c)	1,949	24,036
Simon Property Group, Inc.	2,269	386,161
Taubman Centers, Inc.	736	43,247
The British Land Co. PLC (c)	12,749	112,790
The Macerich Co.	1,404	79,789
Unibail-Rodamco-Westfield (c)	1,354	298,136
Unibail-Rodamco-Westfield CDI (a)(c)	8,820	95,755
Vastned Retail NV (c)	212	9,987

The accompanying notes are an integral part of these financial statements.

Vert Global Sustainable Real Estate Fund

SCHEDULE OF INVESTMENTS (Continued)
at June 30, 2018

	Number of
REITS – 99.2% (Continued)	Shares	Value

REAL ESTATE – 99.2% (Continued)

Retail REITs – 23.5% (Continued)
Vicinity Centres (c)	35,471	$68,027
Wereldhave NV (c)	440	17,267
		1,857,025
Specialized REITs – 16.5%
Big Yellow Group PLC (c)	1,991	24,958
CoreSite Realty Corp.	458	50,756
CyrusOne, Inc.	1,115	65,072
Digital Realty Trust, Inc.	2,584	288,323
Equinix, Inc.	909	390,770
Iron Mountain, Inc.	3,325	116,408
QTS Realty Trust, Inc.	578	22,831
Weyerhaeuser Co.	9,442	344,255
		1,303,373
TOTAL REITS
(Cost $7,891,036)		7,835,918

RIGHTS – 0.0%
Cofinimmo SA – Priority Allocation Rights (a)(c)(d)	228	227
TOTAL RIGHTS
(Cost $209)		227

The accompanying notes are an integral part of these financial statements.

Vert Global Sustainable Real Estate Fund

SCHEDULE OF INVESTMENTS (Continued)
at June 30, 2018

	Number of
SHORT-TERM INVESTMENTS – 0.9%	Shares	Value

MONEY MARKET FUNDS – 0.9%
Invesco STIT-Government & Agency Portfolio –
Class I, 1.80% (b)	72,362	$72,362
TOTAL SHORT-TERM INVESTMENTS
(Cost $72,362)		72,362
TOTAL INVESTMENTS
(Cost $7,963,607) – 100.1%		7,908,507
Liabilities in Excess of Other Assets – (0.1)%		(5,834)
TOTAL NET ASSETS – 100.0%		$7,902,673

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown represents the fund’s 7-day yield as of June 30, 2018.
(c)	U.S. traded security of a foreign issuer or corporation.
(d)	Security valued at fair value using methods determined in good faith by or at the discretion of members of the Valuation Committee by following procedures approved by the Board.

REIT – Real Estate Investment Trust
PLC – Public Limited Company

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Vert Global Sustainable Real Estate Fund

STATEMENT OF ASSETS AND LIABILITIES
at June 30, 2018

Assets:
Investments, at value (cost of $7,963,607)	$7,908,507
Foreign currencies, at value (cost $11,307)	11,076
Receivables:
Fund shares sold	459,824
Dividends and interest	41,343
Return of capital	130
Due from advisor	17,800
Prepaid expenses	12,145
Total assets	8,450,825

Liabilities:
Payables:
Securities purchased	505,831
Fund shares redeemed	240
Administration and accounting fees	12,815
Reports to shareholders	2,104
Compliance expense	34
Custody fees	3,202
Trustee fees	1,549
Transfer agent fees and expenses	5,289
Other accrued expenses	17,088
Total liabilities	548,152

Net assets	$7,902,673

Net assets consist of:
Paid in capital	$7,784,456
Accumulated net investment income	160,964
Accumulated net realized gain on investments	12,584
Net unrealized depreciation on:
Investments	(55,100)
Foreign currency related transactions	(231)
Net assets	$7,902,673

Institutional Shares:
Net assets applicable to outstanding Institutional Shares	$7,902,673
Shares issued (Unlimited number of beneficial
interest authorized, $0.01 par value)	779,817
Net asset value, offering price and redemption price per share	$10.13

The accompanying notes are an integral part of these financial statements.

Vert Global Sustainable Real Estate Fund

STATEMENT OF OPERATIONS
For the Period Ended June 30, 2018*

Investment income:
Dividends (net of foreign taxes withheld of $10,680)	$128,335
Interest	992
Total investment income	129,327

Expenses:
Advisory fees (Note 4)	13,020
Administration and accounting fees (Note 4)	52,998
Transfer agent fees and expenses	21,516
Federal and state registration fees	16,915
Audit fees	12,999
Compliance expense	11,017
Legal fees	7,957
Reports to shareholders	4,139
Trustees’ fees and expenses	6,299
Custody fees	14,264
Other	6,632
Total expenses before reimbursement from advisor	167,756
Fees waived and expense reimbursement from advisor (Note 4)	(151,481)
Net expenses	16,275
Net investment income	113,052

Realized and unrealized gain (loss) on investments:
Net realized gain on transactions from:
Investments	76,827
Foreign currency related transactions	427
Net change in unrealized loss on:
Investments	(55,100)
Foreign currency related transactions	(231)
Net realized and unrealized gain on investments	21,923
Net increase in net assets resulting from operations	$134,975

*	The Vert Global Sustainable Real Estate Fund commenced operations on October 31, 2017.

The accompanying notes are an integral part of these financial statements.

Vert Global Sustainable Real Estate Fund

STATEMENT OF CHANGES IN NET ASSETS

Period Ended
June 30, 2018*
Operations:
Net investment income	$113,052
Net realized gain on investments	77,254
Net change in unrealized depreciation on investments	(55,331)
Net increase in net assets resulting from operations	134,975

Distributions to Shareholders From:
Net investment income
Institutional shares	(16,758)
Total distributions	(16,758)

Capital Share Transactions:
Proceeds from shares sold
Institutional shares	8,004,029
Proceeds from shares issued to holders in reinvestment of dividends
Institutional shares	16,020
Cost of shares redeemed
Institutional shares	(237,762)
Redemption fees retained
Institutional shares	2,169
Net increase in net assets from capital share transactions	7,784,456
Total increase in net assets	7,902,673

Net Assets:
Beginning of period	—
End of period	$7,902,673
Accumulated net investment income	$160,964

Changes in Shares Outstanding:
Shares sold
Institutional shares	802,202
Proceeds from shares issued to holders in reinvestment of dividends
Institutional shares	1,561
Shares redeemed
Institutional shares	(23,946)
Net increase in shares outstanding	779,817

*	The Vert Global Sustainable Real Estate Fund commenced operations on October 31, 2017.

The accompanying notes are an integral part of these financial statements.

Vert Global Sustainable Real Estate Fund

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout the period

Institutional Shares
	October 31, 2017*
	through
	June 30, 2018
Net Asset Value – Beginning of Period	$10.00

Income from Investment Operations:
Net investment gain[1]	0.23
Net realized and unrealized loss on investments	(0.05)
Total from investment operations	0.18

Less Distributions:
Dividends from net investment income	(0.05)
Total distributions	(0.05)

Redemption Fees	—	[2]

Net Asset Value – End of Period	$10.13

Total Return	1.79%	^

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$7,903
Ratio of operating expenses to average net assets:
Before Reimbursements	5.16	%+
After Reimbursements	0.50	%+
Ratio of net investment loss to average net assets:
Before Reimbursements	(1.18	)%+
After Reimbursements	3.48	%+
Portfolio turnover rate	11%	^

*	Commencement of operations for Institutional Shares was October 31, 2017.
+	Annualized
^	Not Annualized
[1]	The net investment gain per share was calculated using the average shares outstanding method.
[2]	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

Vert Global Sustainable Real Estate Fund

NOTES TO FINANCIAL STATEMENTS
at June 30, 2018

NOTE 1 – ORGANIZATION

The Vert Global Sustainable Real Estate Fund (the “Fund”) is a series of Manager Directed Portfolios (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and was organized as a Delaware statutory trust on April 4, 2006. The Fund is an open-end investment management company and is a diversified series of the Trust.  The Fund commenced operations on October 31, 2017 and currently only offers Institutional Shares. Vert Asset Management, LLC (the “Advisor”) serves as the investment advisor to the Fund. Dimensional Fund Advisors LP (the “Sub-Advisor”) serves as the sub-advisor to the Fund.  The investment objective of the Fund is to seek long term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.
B.
Federal Income Taxes:  It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no federal income or excise tax provisions are required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2018 tax returns.  The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Delaware.

C.
Securities Transactions, Income and Distributions:  Securities transactions are accounted for on the trade date.  Realized gains and losses on securities sold are determined on the basis of identified cost.  Interest income is recorded on an accrual basis.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Vert Global Sustainable Real Estate Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at June 30, 2018

The Fund distributes substantially all of its net investment income, if any, and net realized capital gains, if any, annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which may differ from GAAP.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax treatment.

The Fund is charged for those expenses that are directly attributable to it, such as investment advisory, custody and transfer agent fees.  Expenses that are not attributable to a Fund are typically allocated among the funds in the Trust proportionately based on allocation methods approved by the Board of Trustees (the “Board”).  Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

D.
Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting fiscal period.  Actual results could differ from those estimates.

E.
Redemption Fees: The Fund charges a 1% redemption fee to most shareholders who redeem shares held for 180 days or less.  Such fees are retained by the Fund and accounted for as an addition to paid-in capital.

F.
Reclassification of Capital Accounts: GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the most recent fiscal period end, the Fund made the following permanent tax adjustments on the Statement of Assets and Liabilities:

	Accumulated	Accumulated
	Net Investment	Net Realized	Capital
	Income	Gain	Stock
Vert Global Sustainable
Real Estate Fund	$64,670	$(64,670)	$ —

G.
Foreign Currency: Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation.  Purchases and sales of investments and income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions.  The Fund does not isolate the portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from fluctuations resulting from changes in the market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain/loss on

Vert Global Sustainable Real Estate Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at June 30, 2018

investments.  Foreign investments present additional risks due to currency fluctuations, economic and political factors, lower liquidity, government regulations, differences in accounting standards, and other factors.

H.
Events Subsequent to the Fiscal Period End:  In preparing the financial statements as of June 30, 2018, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements and had concluded that no additional disclosures are necessary.

I.
Recent Accounting Pronouncements: In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization fiscal period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim fiscal periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

NOTE 3 – SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the fiscal period, and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted, quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the date of measurement.
Level 2 –
Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Level 3 –
Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Vert Global Sustainable Real Estate Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at June 30, 2018

Equity Securities: Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the mean between the bid and asked prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its net asset value (“NAV”) because most foreign markets close well before such time.  The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.  In certain circumstances, it may be determined that a security needs to be fair valued because it appears that the value of the security might have been materially affected by an event (a “Significant Event”) occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV. A Significant Event may relate to a single issuer or to an entire market sector, or even occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts, or significant government actions.

Registered Investment Companies: Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Short-Term Debt Securities:  Debt securities, including short-term debt instruments having a maturity of less than 60 days, are valued at the evaluated mean price supplied by an approved pricing service.  Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations.  In the absence of prices from a pricing service, the securities will be priced in accordance with the procedures adopted by the Board.  Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board has delegated day-to-day valuation issues to a Valuation Committee of the Trust which, as of June 30, 2018, was comprised of officers of the Trust as well as an interested trustee of the Trust.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available, or the

Vert Global Sustainable Real Estate Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at June 30, 2018

closing price does not represent fair value, by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume, news events and significant events such as those described previously.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair valuation of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts.  The Fund uses ICE Data Services (“ICE”) as a third party fair valuation vendor. ICE provides a fair value for foreign securities in the Fund based on certain factors and methodologies applied by ICE in the event that there is a movement in the U.S. markets that exceeds a specific threshold established by the Valuation Committee.  The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ values as determined by the Board or its designee instead of being determined by the market.  Using a fair value pricing methodology to price a foreign security may result in a value that is different from the foreign security’s most recent closing price and from the prices used by other investment companies to calculate their NAVs and are generally classified in Level 2 of the fair valuation hierarchy.  Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2018:

	Level 1	Level 2	Level 3	Total
REITs
Diversified REITs	$241,884	$699,466	$—	$941,350
Health Care REITs	541,445	—	—	541,445
Hotel & Resort REITs	293,930	—	—	293,930
Industrial REITs	389,870	183,055	—	572,925
Office REITs	967,021	490,576	—	1,457,597
Residential REITs	832,869	35,404	—	868,273
Retail REITs	1,133,526	723,499	—	1,857,025
Specialized REITs	1,278,415	24,958	—	1,303,373
Total REITs	5,678,960	2,156,958	—	7,835,918
Rights	—	—	227	227
Short-Term Investments	72,362	—	—	72,362
Total Investments in Securities	$5,751,322	$2,156,958	$227	$7,908,507

Vert Global Sustainable Real Estate Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at June 30, 2018

Refer to the Fund’s schedule of investments for a detailed break-out of securities by industry classification.  Transfers among levels are recognized at the end of the reporting fiscal period.  During the fiscal period ended June 30, 2018, the Fund recognized no transfers among levels.  There was one Level 3 security held in the Fund on June 30, 2018.

Level 3 Reconciliation Disclosure

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Rights, at Value
Balance as of October 31, 2017	$—
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	18
Purchases	209
Sales	—
Transfers in and/or out of Level 3	—
Balance as of June 30, 2018	$227

The Level 3 investments as of June 30, 2018 represented 0.00% of net assets and did not warrant a disclosure of significant unobservable inputs.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the fiscal period ended June 30, 2018, the Advisor provided the Fund with investment management services under an Investment Advisory Agreement.  The Advisor furnishes all investment advice, office space, and facilities, and provides most of the personnel needed by the Fund.  As compensation for its services, the Advisor is entitled to a monthly fee at an annual rate of 0.40% for the Vert Global Sustainable Real Estate Fund based upon the average daily net assets of the Fund.  For the fiscal period ended June 30, 2018, the Fund incurred $13,020 in advisory fees.  The Advisor has hired Dimensional Fund Advisors LP as a sub-advisor to the Fund.  The Advisor pays the Sub-Advisor fee for the Fund from its own assets and these fees are not an additional expense of the Fund.

The Fund is responsible for its own operating expenses.  The Advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that the net annual operating expenses [excluding Rule 12b-1 plan fees, shareholder servicing plan fees, any front-end or contingent deferred loads, acquired fund fees and expenses, taxes, leverage, brokerage commissions, interest and extraordinary expenses (collectively, “Excludable Expenses”)] do not exceed the following amount of the average daily net assets for the Institutional Shares:

Vert Global Sustainable Real Estate Fund
Institutional Shares	0.50%

Vert Global Sustainable Real Estate Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at June 30, 2018

For the fiscal period ended June 30, 2018, the Advisor reduced its fees and absorbed Fund expenses in the amount of $151,481 for the Fund. The waivers and reimbursements will remain in effect through at least September 20, 2020 unless terminated sooner by, or with the consent of, the Board.

The Advisor may request recoupment of previously waived fees and paid expenses in any subsequent month in the three-year period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made.  Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  Cumulative expenses subject to recapture pursuant to the aforementioned conditions expire as follows:

6/30/2021	Total
$151,481	$151,481

U.S. Bancorp Fund Services, LLC acts as the Fund’s Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.  U.S. Bancorp Fund Services, LLC also serves as the fund accountant and transfer agent to the Fund.  Vigilant Compliance, LLC serves as the Chief Compliance Officer to the Fund.  U.S. Bank N.A., an affiliate of U.S. Bancorp Fund Services, serves as the Fund’s custodian.  For the fiscal period ended June 30, 2018, the Fund incurred the following expenses for administration, fund accounting, transfer agency, custody and compliance fees:

Administration & fund accounting	$52,998
Custody	$14,264
Transfer agency(a)	$16,126
Compliance	$11,017

(a) Does not include out-of-pocket expenses.

At June 30, 2018, the Fund had payables due to U.S. Bancorp Fund Services, LLC for administration, fund accounting, transfer agency and compliance fees and to U.S. Bank N.A. for custody fees in the following amounts:

Administration & fund accounting	$12,815
Custody	$ 3,202
Transfer agency(a)	$ 4,090
Compliance	$ 34

(a) Does not include out-of-pocket expenses.

Vert Global Sustainable Real Estate Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at June 30, 2018

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.

Certain officers of the Fund are employees of the Administrator and are not paid any fees by the Fund for serving in such capacities.  A Trustee of the Trust is affiliated with U.S. Bancorp Fund Services, LLC and U.S. Bank N.A.  This same Trustee is an interested person of the Distributor.

NOTE 5 – SECURITIES TRANSACTIONS

For the fiscal period ended June 30, 2018, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

	Purchases	Sales
Vert Global Sustainable Real Estate Fund	$8,479,201	$577,244

There were no purchases or sales of long-term U.S. Government securities.

NOTE 6 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

As of June 30, 2018, the Fund’s most recent fiscal period, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments(a)	$8,005,041
Gross unrealized appreciation	250,136
Gross unrealized depreciation	(346,901)
Net unrealized appreciation	(96,765)
Undistributed ordinary income	199,477
Undistributed long-term capital gain	15,505
Total distributable earnings	214,982
Other accumulated gains/(losses)	—
Total accumulated earnings/(losses)	$118,217

        (a)    The difference between the book basis and tax basis net unrealized appreciation and cost is attributable primarily to wash sales and passive foreign investment companies.

As of June 30, 2018, the Fund had no long-term tax basis capital losses to offset future capital gains.

The tax character of distributions paid during the 2018 fiscal period was as follows:

Fiscal Period Ended
June 30, 2018
Ordinary income	$16,758

Vert Global Sustainable Real Estate Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at June 30, 2018

NOTE 7 – PRINCIPAL RISKS

Below are summaries of some, but not all, of the principal risks of investing in the Fund, each of which could adversely affect the Fund’s NAV, market price, yield, and total return. Further information about investment risks is available in the Fund’s prospectus and Statement of Additional Information.

Equity Market Risk: Equity securities are susceptible to general stock market fluctuations due to economic, market, political and issuer-specific considerations and to potential volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

Foreign Securities and Currency Risk: Foreign securities are subject to risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Those risks are increased for investments in emerging markets. Securities that are denominated in foreign currencies are subject to further risk that the value of the foreign currency will fall in relation to the U.S. dollar and/or will be affected by volatile currency markets or actions of U.S. and foreign governments or central banks.  Income earned on foreign securities may be subject to foreign withholding taxes.

Management Risk: The ability of the Fund to meet its investment objective is directly related to the Advisor’s and Sub-Advisor’s management of the Fund. The value of your investment in the Fund may vary with the effectiveness of the Advisor’s research, analysis and asset allocation among portfolio securities. If the investment strategies do not produce the expected results, the value of your investment could be diminished or even lost entirely.

New Fund Risk: There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund. Liquidation of the Fund can be initiated without shareholder approval by the Board if it determines that liquidation is in the best interest of shareholders. As a result, the timing of the Fund’s liquidation may not be favorable.

Real Estate Investment Risk: The risks related to investments in real estate securities include, but are not limited to, adverse changes in general economic and local market conditions; adverse developments in employment; changes in supply or demand for similar or competing properties; unfavorable changes in applicable taxes, governmental regulations, or interest rates; operating or developmental expenses and lack of available financing.

REIT Risk: A REIT’s share price may decline because of adverse developments affecting the real estate industry, including changes in interest rates.  The returns from REITs may trail returns from the overall market.  The Fund’s investments in REITs may be subject to special tax rules, or a particular REIT may fail to qualify for the favorable federal income tax treatment applicable to REITs, the effect of which may have adverse tax consequences for the Fund and shareholders.

Vert Global Sustainable Real Estate Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at June 30, 2018

Real Estate-Related Securities Concentration Risk:  The Fund could lose money due to the performance of real estate-related securities even if securities markets generally are experiencing positive results.

NOTE 8 – GUARANTEES AND INDEMNIFICATIONS

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

Vert Global Sustainable Real Estate Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Manager Directed Portfolios
and the Shareholders of Vert Global Sustainable Real Estate Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Vert Global Sustainable Real Estate Fund, a series of shares of beneficial interest in Manager Directed Portfolios (the “Fund”), including the schedule of investments, as of June 30, 2018, and the related statements of operations and changes in net assets and the financial highlights for the period October 31, 2017 (commencement of operations) through June 30, 2018, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2018, and the results of its operations, the changes in its net assets and its financial highlights for the period October 31, 2017 (commencement of operations) through June 30, 2018, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of June 30, 2018 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audit provides a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of one or more of the Funds in the Manager Directed Portfolios and the former trust since 2007.

Philadelphia, Pennsylvania
August 23, 2018

Vert Global Sustainable Real Estate Fund

EXPENSE EXAMPLE
June 30, 2018 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) and redemption fees, if applicable; and (2) ongoing costs, including management fees; distribution and/or service (12b-1 fees); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the entire period from January 1, 2018 to June 30, 2018 for the Institutional Shares.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.  There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $15 fee is charged to the account annually) that would increase the amount of expenses paid on your account.  The example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  As noted above, there are some account fees that are charged to certain types of accounts that would increase the amount of expense paid on your account.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Vert Global Sustainable Real Estate Fund

EXPENSE EXAMPLE (Continued)
June 30, 2018 (Unaudited)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	1/1/2018	6/30/2018	1/1/2018 – 6/30/2018
Actual
Institutional Shares	$1,000.00	$ 981.60	$2.46

Hypothetical (5% return
before expenses)
Institutional Shares	$1,000.00	$1,022.32	$2.51

(1)	Expenses are equal to the Institutional Shares’ annualized expense ratio of 0.50% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the period).

Vert Global Sustainable Real Estate Fund

NOTICE TO SHAREHOLDERS
at June 30, 2018 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-844-740-VERT or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the most recent 12-Month Period Ended June 30

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available no later than August 31 without charge, upon request, by calling 1-844-740-VERT.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Fund’s Form N-Q is also available, upon request, by calling 1-844-740-VERT.

Householding

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more  accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-844-740-VERT to request individual copies of these documents. Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

Other Tax Information (Unaudited)

For the fiscal year ended June 30, 2018, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Vert Global Sustainable Real Estate Fund	31.54%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended June 30, 2018 was as follows:

Vert Global Sustainable Real Estate Fund	0.00%

Vert Global Sustainable Real Estate Fund

TRUSTEES AND OFFICERS
(Unaudited)

The business and affairs of the Trust are managed under the oversight of the Board, subject to the laws of the State of Delaware and the Trust’s Agreement and Declaration of Trust. The Board is currently comprised of three trustees who are not interested persons of the Trust within the meaning of the 1940 Act (the “Independent Trustees”) and one interested person of the Trust (the “Interested Trustee”). The Trustees are responsible for deciding matters of overall policy and overseeing the actions of the Trust’s service providers. The officers of the Trust conduct and supervise the Trust’s daily business operations.

Number of
			Funds	Other
	Position(s) Held		in Fund	Directorships
Name,	with the Trust		Complex	Held by Trustee
Year of Birth	and Length of	Principal Occupation(s)	Overseen by	During the Past
and Address(1)	Time Served(3)	During the Past Five Years	Trustee	Five Years

INTERESTED TRUSTEE

James R.	Trustee and	President and CEO,	6	None
Schoenike(2)	Chairman since	Board of Managers,
(Born 1959)	July 2016	Quasar Distributors, LLC,
since 2000.

INDEPENDENT TRUSTEES

Gaylord B. Lyman	Trustee and Audit	Senior Portfolio Manager,	6	None
(Born 1962)	Committee	Affinity Investment Advisors,
	Chairman, since	LLC, since 2017; Managing
	April 2015	Director of Kohala Capital
Partners, LLC (2011 – 2016).

Scott Craven Jones	Trustee since	Managing Director, Carne Global	6	Director,
(Born 1962)	July 2016 and	Financial Services (US) LLC,		Guestlogix Inc.
	Lead Independent	since 2013.		(a provider of
	Trustee since			ancillary-focused
	May 2017			technology to the
travel industry)
(2015-2016);
Trustee, XAI
Octagon Floating
Rate & Alternative
Income Term
Trust, since 2017.

Vert Global Sustainable Real Estate Fund

TRUSTEES AND OFFICERS (Continued)
(Unaudited)

Number of
			Funds	Other
	Position(s) Held		in Fund	Directorships
Name,	with the Trust		Complex	Held by Trustee
Year of Birth	and Length of	Principal Occupation(s)	Overseen by	During the Past
and Address(1)	Time Served(3)	During the Past Five Years	Trustee	Five Years

Lawrence T.	Trustee since	Senior Vice President and Chief	6	None
Greenberg	July 2016	Legal Officer, The Motley Fool
(Born 1963)		Holdings, Inc., since 1996;
General Counsel, Motley Fool
Asset Management, LLC,
since 2008; Manager, Motley
Fool Wealth Management, LLC,
since 2013; Adjunct Professor,
Washington College of Law,
American University, since 2006.

(1)	The address of each Trustee as it relates to the Trust’s business is c/o U.S. Bancorp Fund Services LLC, 615 East Michigan Street, Milwaukee, WI 53202.
(2)	Mr. Schoenike is an Interested Trustee by virtue of his position as President of Quasar Distributors, LLC, the Fund’s distributor (the “Distributor”).
(3)	Each Trustee serves during the continued lifetime of the Trust until he dies, resigns, is declared bankrupt or incompetent by a court of competent jurisdiction, or is removed.

Vert Global Sustainable Real Estate Fund

TRUSTEES AND OFFICERS (Continued)
(Unaudited)

As of the date of this report, no Independent Trustee nor any of his immediate family members (i.e., spouse or dependent children) serves as an officer or director or is an employee of the Advisor, Sub-Advisor or Distributor, or any of their respective affiliates, nor is such person an officer, director or employee of any company controlled by or under common control with such entities.

Name	Position(s) Held with
(Year of Birth)	Trust and Length
and Address	of Time Served(3)	Principal Occupation(s) During Past Five Years

OFFICERS

Douglas J. Neilson(1)	President and Principal	Vice President, Compliance and Administration,
(Born 1975)	Executive Officer,	USBFS, since 2001
since July 1, 2016

Matthew J. McVoy(1)	Treasurer and Principal	Assistant Vice President, Compliance and
(Born 1980)	Financial Officer,	Administration, USBFS, since 2005
since July 1, 2016

Nathan R. Bentley, CPA(1)	Assistant Treasurer,	Officer, Compliance and Administration, USBFS,
(Born 1983)	since July 1, 2016	since 2012

Gerard Scarpati(2)	Chief Compliance	Compliance Director, Vigilant, since 2010
(Born 1955)	Officer and
Anti-Money Laundering
Compliance Officer,
since July 1, 2016

Rachel A. Spearo(1)	Secretary, since	Vice President, Compliance and Administration,
(Born 1979)	October 31, 2016	USBFS, since 2004

(1)	The mailing address of this officer is: 615 East Michigan Street, Milwaukee, Wisconsin 53202.
(2)	The mailing address of this officer is: 223 Wilmington West Chester Pike, Suite 216, Chadds Ford, Pennsylvania 19317.
(3)	Each officer is elected annually and serves until his or her successor has been duly elected and qualified.

The Statement of Additional Information includes additional information about the Fund’s Trustees and Officers and is available, without charge, upon request by calling 1-844-740-VERT.

Vert Global Sustainable Real Estate Fund

NOTICE OF PRIVACY POLICY & PRACTICES

Protecting the privacy of Fund shareholders is important to us.  The following is a description of the practices and policies through which we protect the privacy and security of your non-public personal information.

What Information We Collect

We collect and maintain information about you so that we can open and maintain your account in the Fund and provide various services to you.  We collect non-public personal information about you from the following sources:

•	information we receive about you on applications or other forms;
•	information you give us orally; and
•	information about your transactions with us or others.

The types of non-public personal information we collect and share can include:

•	social security number;
•	account balances;
•	account transactions;
•	transaction history;
•	wire transfer instructions; and
•	checking account information.

What Information We Disclose

We do not disclose any non-public personal information about shareholders or former shareholders of the Fund without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.

How We Protect Your Information

All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

If you have any questions or concerns regarding this notice or our Privacy Policy, please contact us at 844-740-VERT.

(This Page Intentionally Left Blank.)

Investment Advisor
Vert Asset Management, LLC
85 Liberty Ship Way, Suite 201
Sausalito, CA 94965

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(844) 740-VERT

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
BBD, LLP
1835 Market Street, 3rd floor
Philadelphia, PA 19103

Legal Counsel
Godfrey & Kahn S.C.
833 East Michigan Street, Suite 1800
Milwaukee, WI 53202

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any substantive amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Experts.

The registrant’s Board of Trustees has determined that there are at least two audit committee financial experts serving on its audit committee.  Messrs. Gaylord B. Lyman and Scott C. Jones  are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N‑CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 6/30/2018	FYE 6/30/2017
Audit Fees	$10,000	N/A
Audit-Related Fees	N/A	N/A
Tax Fees	$3,000	N/A
All Other Fees	N/A	N/A

Pursuant to its charter, the Trust’s Audit Committee must review and approve in advance the engagement of the independent accountants, including each audit and non-audit service permitted by appropriate rules or regulations provided to the Trust and each non-audit service provided to the Trust’s investment advisers and any entity controlling, controlled by or under common control with the investment advisers that provides ongoing services to the Trust relating to the operations and financial reporting of the Trust. The Committee may delegate the authority to grant such pre-approval to one or more Committee members who are independent Trustees within the meaning of Section 10A(i) of the Securities Exchange Act of 1934, as amended, provided that the decision of such member(s) is presented to the full Committee at its next scheduled meeting. The Committee may approve each audit and non-audit service on a case-by-case basis, and/or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Committee is informed of each service in a timely manner and the policies and procedures do not include delegation of the Committee’s responsibilities under the Securities Exchange Act of 1934 to management. The foregoing pre-approval requirement with respect to the provision of non-audit services to the Trust may be waived if (i) the aggregate amount of all such non-audit services provided to the Trust constitutes not more than 5 percent of the total amount of revenues paid by the Trust to its independent accountants during the fiscal year in which the non-audit services are provided; (ii) such services were not recognized by the Trust at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved prior to the completion of the audit by the Committee or by one or more members of the Committee to whom authority to grant such approvals has been delegated by the Committee.

The percentage of fees billed by BBD, LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 6/30/2018	FYE 6/30/2017
Audit-Related Fees	0%	N/A
Tax Fees	0%	N/A
All Other Fees	0%	N/A

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 6/30/2018	FYE 6/30/2017
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

(a) Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b) Not Applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fourth fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject to the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Manager Directed Portfolios

By (Signature and Title)*    /s/Douglas J. Neilson
Douglas J. Neilson, President/
Principal Executive Officer

Date 9/5/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Douglas J. Neilson
Douglas J. Neilson, President/
Principal Executive Officer

Date 9/5/2018

By (Signature and Title)*    /s/Matthew J. McVoy
Matthew J. McVoy, Treasurer/
Principal Financial Officer

Date 9/5/2018

* Print the name and title of each signing officer under his or her signature.